LOAN PAYABLES	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
LOAN PAYABLES

NOTE 7 — LOAN PAYABLES

The Company had the following loans at March 31, 2023 and September 30, 2022:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at March 31, 2023	Balance at September 30, 2022
CIMB BANK BERHAD	5/23/2014	$591,178	BLR*-2.10%	240 months	Real property loan	$464,360	$458,428
	5/23/2014	188,735	BLR*-2.10%	240 months	Real property loan	155,882	154,183
Hong Leong Islamic Bank	2/26/2019	229,505	IFR**-2.55%	216 months	Real property loan	203,047	198,679
	2/26/2019	235,544	IFR**-2.55%	216 months	Real property loan	208,300	203,823
	2/26/2019	439,165	IFR**-2.55%	216 months	Real property loan	388,148	379,814
	2/26/2019	319,236	IFR**-2.55%	216 months	Real property loan	282,393	274,569
	2/26/2019	510,993	IFR**-2.55%	216 months	Real property loan	451,603	441,908
Hong Leong Islamic Bank	4/23/2020	215,700	3.50%	66 months	Working capital	135,836	143,131
Total		$2,730,056				$2,289,569	$2,254,535

*	Base lending rate

**	Islamic financing rate

As of March 31, 2023, the future minimum loan payments to be paid by the year are as follows:

12 months ending March 31,	Loan payment
2024	$260,864
2025	260,864
2026	260,864
2027	260,864
2028	260,864
Thereafter	1,635,675
Total future minimum loan payments	2,939,995
Less: imputed interest	(650,426)
Present value of loan liabilities	$2,289,569

The Company recorded interest expenses of $50,720 and $102,944 during the six months ended March 31, 2023 and 2022, respectively.

NOTE 7 — LOAN PAYABLES

The Company had the following loans at September 30, 2022 and 2021:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2022	Balance at September 30, 2021
CIMB BANK BERHAD	5/23/2014	$591,178	BLR*-2.10%	240 months	Real property loan	$458,428	$568,641
	5/23/2014	188,735	BLR*-2.10%	240 months	Real property loan	154,183	209,131
Hong Leong Islamic Bank	2/26/2019	229,505	IFR**-2.55%	216 months	Real property loan	198,679	227,977
	2/26/2019	235,544	IFR**-2.55%	216 months	Real property loan	203,823	233,889
	2/26/2019	439,165	IFR**-2.55%	216 months	Real property loan	379,814	435,858
	2/26/2019	319,236	IFR**-2.55%	216 months	Real property loan	274,569	317,072
	2/26/2019	510,993	IFR**-2.55%	216 months	Real property loan	441,908	507,121
Hong Leong Islamic Bank	4/23/2020	215,700	3.50%	66 months	Working capital	143,131	174,363
Total		$2,730,056				$2,254,535	$2,674,052

*	Base lending rate
**	Islamic financing rate

As of September 30, 2022, the future minimum loan payments to be paid by the year are as follows:

12 months ending September 30,	Loan payment
2023	$248,316
2024	248,316
2025	248,316
2026	248,316
2027	248,316
Thereafter	1,682,532
Total future minimum loan payments	2,924,112
Less: imputed interest	(669,577)
Present value of loan liabilities	$2,254,535

The Company recorded interest expenses of $179,388 and $76,714 during the fiscal years ended September 30, 2022 and 2021, respectively.